Going Concern (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss)	$ 437,127	$ 478,104	$ 3,490,933	$ 853,647	$ 915,231	$ 4,344,580	$ 4,437,434	$ 5,021,703
Accumulated deficit	14,454,008				14,454,008		13,510,517	$ 8,952,466
Working capital deficit	(1,128,803)				(1,128,803)		2,257,059
Subordinated stockholder debt	$ 1,299,712				$ 1,299,712		$ 1,299,712